Earnings (Loss) Per Share - Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations (Details)		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Earnings Loss Per Ordinary Share Computations [Abstract]
Earnings (loss) attributable to ordinary shareholders of the Company (in Yuan Renminbi) | ¥		¥ (113,187,048)		¥ (252,823,772)	¥ 31,118,886
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	[1]	8,049,592		5,888,507	5,324,450
Basic earnings (loss) per share (in Yuan Renminbi per share) | (per share)	[1]	¥ (14.06)	$ (1.96)	¥ (42.94)	¥ 5.84
Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation (in Yuan Renminbi) | ¥		¥ (113,187,048)		¥ (252,823,772)	¥ 31,118,886
Weighted average number of ordinary shares outstanding diluted earnings (loss) per share calculation	[1]	8,049,592		5,888,507	5,324,450
Adjusted for:
- incremental shares issuable related to options issued					6,311
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	[1]	8,049,592		5,888,507	5,330,761
Diluted earnings (loss) per share (in Yuan Renminbi per share) | (per share)	[1]	¥ (14.06)	$ (1.96)	¥ (42.94)	¥ 5.84

[1]	After giving effect of the reverse stock splits, see Note 12.